Significant Accounting Policies (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 04, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Change in fair value of derivative liabilities		$ (346,129)			$ (191,656)
Cumulative dividend percentage				8.00%
Deferred revenue related to contract		33,000		$ 33,000	33,000
FDIC insured amount		250,000		250,000
Uninsured cash balance		1,280,186		1,867,286	2,490,645
Right of use assets and operating lease liabilities		$ 760,011		$ 826,397
ASC Topic 842 [Member]
Right of use assets and operating lease liabilities						$ 1,099,400
Revenue [Member] | LeMaitre Vascular, Inc [Member]
Concentration risk percentage				100.00%	62.00%
Revenue [Member] | Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Concentration risk percentage					38.00%
Initial Public Offering [Member]
Fair value of derivative liabilities reclassified to additional paid in capital	$ 3,594,002
Minimum [Member]
Estimated useful life of property and equipment				5 years
Maximum [Member]
Estimated useful life of property and equipment				7 years
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage				28.00%
Investments				$ 0